Fair Value of Assets and Liabilities - Methods applied in determining fair values of financial assets and liabilities (carried at amortised cost) (Detail) - EUR (€) € in Millions	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Financial Assets
Loans and advances to banks	€ 35,136.0	[1]	€ 30,422.0		€ 28,811.0
Loans and advances to customers1	608,029.0	[1]	589,653.0
Total	878,985.0		876,444.0
Financial liabilities
Deposits from banks1	34,826.0	[1]	37,330.0		36,821.0
Customer deposits1	574,355.0	[1]	555,729.0	[2]
Debt securities in issue	118,528.0	[1]	119,751.0
Subordinated loans	16,588.0	[1]	13,724.0		€ 15,968.0
Total	832,014.0		831,345.0
Financial assets [member]
Financial Assets
Loans and advances to banks	32,767.0		28,339.0
Loans and advances to customers1	600,850.0		581,810.0
Securities at amortised cost	46,928.0		47,815.0
Total	680,545.0		657,964.0
Financial liabilities [member]
Financial liabilities
Deposits from banks1	30,490.0		31,875.0
Customer deposits1	44,429.0		55,512.0
Debt securities in issue	118,844.0		119,893.0
Subordinated loans	17,253.0		13,519.0
Total	211,016.0		220,799.0
Level 1 [member] | Financial assets [member]
Financial Assets
Loans and advances to banks	728.0		445.0
Loans and advances to customers1	165.0		138.0
Securities at amortised cost	43,784.0		43,550.0
Total	44,677.0		44,132.0
Level 1 [member] | Financial liabilities [member]
Financial liabilities
Deposits from banks1			128.0
Customer deposits1	5,666.0		6,695.0
Debt securities in issue	57,563.0		47,985.0
Subordinated loans	14,552.0		10,840.0
Total	77,781.0		65,648.0
Level 2 [member] | Financial assets [member]
Financial Assets
Loans and advances to banks	11,469.0		7,152.0
Loans and advances to customers1	12,622.0		14,656.0
Securities at amortised cost	2,304.0		3,024.0
Total	26,395.0		24,832.0
Level 2 [member] | Financial liabilities [member]
Financial liabilities
Deposits from banks1	23,900.0		24,433.0
Customer deposits1	18,003.0		26,645.0
Debt securities in issue	42,638.0		52,194.0
Subordinated loans	2,701.0		2,679.0
Total	87,243.0		105,951.0
Level 3 [member] | Financial assets [member]
Financial Assets
Loans and advances to banks	20,570.0		20,742.0
Loans and advances to customers1	588,063.0		567,016.0
Securities at amortised cost	840.0		1,242.0
Total	609,473.0		589,000.0
Level 3 [member] | Financial liabilities [member]
Financial liabilities
Deposits from banks1	6,589.0		7,314.0
Customer deposits1	20,760.0		22,172.0
Debt securities in issue	18,642.0		19,713.0
Total	€ 45,992.0		€ 49,199.0

[1]

1 The amounts for the period ended December 2019 have been prepared in accordance with IFRS 16. The right-of-use-assets are presented under line-item 'Property and Equipment' and the lease liability is included in line-item 'Other liabilities'. Prior period amounts have not been restated.

[2]	Prior period amounts for coupon interest have been updated to improve consistency and comparability.